CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income (loss)	$ 7,816	$ 1,154	$ (835)
Adjustments to reconcile net income (loss) to net cash provided by continuing operating activities
Depreciation	2,930	3,025	3,246
Provision for loan losses	11,928	18,725	24,925
Deferred income tax provision (benefit)	1,504	(4,157)	(5,603)
Net premium amortization of securities	2,536	2,161	673
Net realized gain on securities transactions	(7,982)	(267)	(109)
Impairment of trust preferred securities			8,320
Earnings on bank-owned life insurance	(948)	(1,712)	(2,030)
Net gain on sales of loans originated for sale	(4)		(553)
Sales of loans originated for sale	338		53,168
Origination of loans held for sale	(1,526)		(50,847)
Net (gain) loss on sales of premises and equipment	(10)	4	19
Net loss (gain) on sales of other real estate owned	187	(159)	3
Write down of other real estate owned	5,908	5,537	449
Net gain on sale of portfolio loans		(2,803)
Distribution of deferred compensation benefits	(6,077)
Decrease (increase) in accrued interest and other assets	1,337	3,211	(13,893)
(Decrease) increase in accrued interest and other liabilities	(338)	1,302	(7,288)
Net cash provided by discontinued operating activities			4,768
Net cash provided by operating activities	17,599	26,021	14,413
Securities available for sale
Sales	190,505	964	19,777
Maturities, calls and redemptions	114,108	115,777	83,762
Purchases	(228,603)	(436,754)	(85,592)
Securities held to maturity and FHLB stock
Maturities, calls and redemptions	66,259	118,536	79,754
Purchases	(110,400)	(68,324)	(105,520)
Net (increase) decrease in loans	(14,409)	68,459	13,520
Sales of portfolio loans		67,519
Surrender of bank-owned life insurance	7,922
Investment in bank-owned life insurance	(81)	(198)	(129)
Purchases of premises and equipment	(5,869)	(1,462)	(2,616)
Sales of premises and equipment	20		731
Sales of other real estate owned	46,265	7,639	3,919
Net cash used in discontinued investing activities			(701)
Net cash provided by (used in) investing activities	65,717	(127,844)	6,905
Cash flows from financing activities
Net (decrease) increase in deposits	(38,883)	21,440	131,062
Net decrease in federal funds purchased			(55,000)
Repurchase and retirement of common stock			(2,658)
Net increase in prepaid solutions cards	1,202	2,463	2,711
Dividends paid			(4,297)
Net cash (used in) provided by financing activities	(37,681)	23,903	71,818
Net increase (decrease) in cash and cash equivalents	45,635	(77,920)	93,136
Beginning cash and cash equivalents	70,690	148,610	55,474
Ending cash and cash equivalents	116,325	70,690	148,610
Supplemental disclosures
Cash paid for interest	12,789	19,992	25,000
Cash paid for income taxes	3,573	3,503	1,918
Other real estate acquired through or instead of loan foreclosure	55,386	7,502	25,707
Loans originated from the sale of other real estate owned	$ 797	$ 472	$ 960